Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 835	$ 9,175
Aggregate intrinsic value of options exercisable	835	1,759
Total intrinsic value of options exercised	$ 67	$ 4,194